Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000206968
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CHILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Institutional Shares ...
	(3.40)%	5.82%	2.54%	7.59%
MSCI China A Onshore Index...
	(5.57)	6.43	0.87	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,294,154
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,294,154
Number of Portfolio Holdings...
145
Portfolio Turnover Rate...
98%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.2%
Information Technology...
20.5
Materials...
12.0
Industrials...
11.9
Consumer Discretionary...
10.2
Consumer Staples...
8.9
Health Care...
8.0
Utilities...
1.9
Communication Services...
1.4
Energy...
0.7
Real Estate...
0.5
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
China Merchants Bank Co. Ltd., Class A...
4.1%
Contemporary Amperex Technology Co. Ltd., Class A...
4.0
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.7
Wuliangye Yibin Co. Ltd., Class A...
3.0
BYD Co. Ltd., Class A...
2.8
Midea Group Co. Ltd., Class A...
2.7
Shanghai Pudong Development Bank Co. Ltd., Class A...
2.4
Huatai Securities Co. Ltd., Class A...
2.3
Zhejiang NHU Co. Ltd., Class A...
2.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

C000206969
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Class K Shares
Trading Symbol	CHKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Class K Shares ...
	(3.44)%	5.87%	2.59%	7.63%
MSCI China A Onshore Index...
	(5.57)	6.43	0.87	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 15,294,154
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,294,154
Number of Portfolio Holdings...
145
Portfolio Turnover Rate...
98%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.2%
Information Technology...
20.5
Materials...
12.0
Industrials...
11.9
Consumer Discretionary...
10.2
Consumer Staples...
8.9
Health Care...
8.0
Utilities...
1.9
Communication Services...
1.4
Energy...
0.7
Real Estate...
0.5
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
China Merchants Bank Co. Ltd., Class A...
4.1%
Contemporary Amperex Technology Co. Ltd., Class A...
4.0
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.7
Wuliangye Yibin Co. Ltd., Class A...
3.0
BYD Co. Ltd., Class A...
2.8
Midea Group Co. Ltd., Class A...
2.7
Shanghai Pudong Development Bank Co. Ltd., Class A...
2.4
Huatai Securities Co. Ltd., Class A...
2.3
Zhejiang NHU Co. Ltd., Class A...
2.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.